Dear Policyowner:


The U.S. stock market continued its strong performance in the first half of 1997. Total returns in the bond market were considerably lower than in the stock market, but more in line with historical norms. Please see the managers' discussions contained in this booklet for more information on market conditions and outlook. Results for the first six months of 1997 in the subaccounts of the MEMBERS(R) Variable Universal Life are shown below:

                                                   Percent increase
                                                  in Unit Value from
      Subaccount                               12/31/96 through 6/30/97
----------------------------------------------------------------------------
      Capital Appreciation Stock                          14.2%
      Growth and Income Stock                             15.2%
      Balanced                                             7.6%
      Bond                                                 2.2%
      Money Market                                         2.0%
      Treasury 2000                                        1.9%
      International Stock                                 11.1%
      World Governments                                   -2.1%
----------------------------------------------------------------------------
      Emerging Growth                                     10.3%
----------------------------------------------------------------------------

This booklet is divided into several sections. Each section contains the semiannual report for a component of MEMBERS(R) Variable Universal Life. The first section contains the following reports for the CUNA Mutual Life Variable
Account:

        Statement of Assets and Liabilities ............. page   2
        Statement of Operations.......................... page   4
        Statement of Changes in Net Assets............... page   7
        Notes to the Financial Statements................ page  10

The CUNA Mutual Life Variable Account invests in mutual funds. The results shown in this first section reflect the deduction of the separate account level charges. Returns at the subaccount level (shown above) are slightly lower than the returns at the mutual fund level as a result of these charges.

The remaining sections of this booklet cover the mutual funds. The second section contains the report for the Ultra Series Fund which includes the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and the Treasury 2000 Fund. The third section is the report for the International Stock Portfolio of the T. Rowe Price International Series, Inc., and the last section has the financial information and results for the MFS(R) World Government Series and the MFS(R) Emerging Growth Series of the MFS(R) Variable Insurance TrustSM.

We believe that a MEMBERS(R) Variable Universal Life policy is a great way to cover your life insurance needs while participating in the long term growth potential of mutual fund investing. Over the last several years we have seen strong returns in the equity markets. You should always keep in mind the fact that strong markets are often followed by periods of slower growth or even temporary declines. Thank you for choosing MEMBERS(R) Variable Universal Life to help meet your life insurance and asset accumulation needs.

Sincerely,

/s/  Michael B. Kitchen


Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Assets and Liabilities
                                  June 30, 1997
                                   (Unaudited)

                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in Ultra Series Fund:
   (note 2)

Capital Appreciation Stock Fund,
   1,206,353 shares at net asset
   value of $16.70 per share
   (cost $15,091,637)                 $20,148,982       $          --   $             --    $             --    $             --

Growth and Income Stock Fund,
   2,377,338 shares at net asset
   value of $24.56 per share
   (cost $40,094,017)                          --          58,390,099                 --                  --                  --

Balanced Fund, 3,427,375 shares
   at net asset value of $16.37
   per share (cost $46,640,918)                --                  --         56,110,694                  --                  --

Bond Fund, 239,303 shares
   at net asset value of $10.45
   per share (cost $2,453,913)                 --                  --                 --           2,501,027                  --

Money Market Fund, 1,158,004
   shares at net asset value of
   $1.00 per share
   (cost $1,158,004)                           --                  --                 --                  --           1,158,004
                                       ----------         -----------        -----------          ----------          ----------
     Total assets                      20,148,982          58,390,099         56,110,694           2,501,027           1,158,004
                                       ----------         -----------        -----------          ----------          ----------
Liabilities:
Accrued adverse mortality and
   expense charges                         41,414             121,609            122,111               5,540               4,174
                                       ----------         -----------        -----------          ----------          ----------
     Total liabilities                     41,414             121,609            122,111               5,540               4,174
                                       ----------         -----------        -----------          ----------          ----------
     Net assets                       $20,107,568         $58,268,490        $55,988,583          $2,495,487          $1,153,830
                                       ==========         ===========        ===========          ==========          ==========
     Units outstanding (note 5)         1,079,399           1,098,228          1,557,344              98,384              63,814
                                       ==========         ===========        ===========          ==========          ==========
     Net asset value per unit               18.63               53.06              35.95               25.36               18.08
                                       ==========         ===========        ===========          ==========          ==========


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Assets and Liabilities
                                  June 30, 1997
                                   (Unaudited)

                                            Treasury          International           World             Emerging
                                               2000                Stock            Governments           Growth
Assets:                                     Subaccount          Subaccount          Subaccount          Subaccount
Investments in Ultra Series Fund:
   (note 2)
Treasury 2000 Fund, 182,546
   shares at net asset value of $8.84
   per share (cost $1,387,537)              $1,510,584       $          --        $         --      $          --

Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   269,046 shares at net asset value of
   $14.11 per share (cost $3,228,233)               --           3,796,250
Investments in MFSAE Variable Insurance
   TrustSM:
   World Governments Series,
   30,197 shares at net asset value of
   $10.15 per share (cost $312,834)                 --                  --            306,504                  --

Investments in MFSAE Variable Insurance
   TrustSM:
   Emerging Growth Series,
   147,711 shares at net asset value of
   $14.67 per share (cost $1,984,281)               --                  --                 --           2,166,922
                                            ----------         -----------        -----------          ----------
     Total assets                            1,510,584           3,796,250            306,504           2,166,922
                                            ----------         -----------        -----------          ----------
Liabilities:
Accrued adverse mortality and
   expense charges                               8,422               7,573                678               3,941
                                            ----------         -----------        -----------          ----------
     Total liabilities                           8,422               7,573                678               3,941
                                            ----------         -----------        -----------          ----------
     Net assets                             $1,502,162          $3,788,677           $305,826          $2,162,981
                                            ==========         ===========        ===========          ==========
     Units outstanding (note 5)                196,670             282,530             26,616             193,982
                                            ==========         ===========        ===========          ==========
     Net asset value per unit                     8.20               13.41              11.49               11.15
                                            ==========         ===========        ===========          ==========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                             Statement of Operations
 Six Months Ended June 30, 1997 and the Years Ended December 31, 1996 and 1995
                                  (Unaudited)

                                         CAPITAL APPRECIATION STOCK SUBACCOUNT                GROWTH AND INCOME STOCK SUBACCOUNT

Investment income (loss):              1997              1996             1995              1997             1996              1995
                                       ----              ----             ----              ----             ----              ----

  Dividend income                    $37,873          $595,603          $349,394         $194,268        $1,830,435       $2,783,538
  Adverse mortality and expense
     charges   (note 3)              (78,804)         (111,426)          (67,332)        (234,046)         (363,607)       (253,958)
                                  ----------         ---------          --------       ----------        ----------       ----------
Net investment income (loss)         (40,931)          484,177           282,062          (39,778)        1,466,828        2,529,580
                                  ----------         ---------          --------       ----------        ----------       ----------
Realized and unrealized gain
    (loss)on investments:
  Realized gain (loss) on
    security transactions:
   Capital gain distributions         10,618                --                --           28,589                --               --
   Proceeds from sale of
      securities                     903,689           855,100         2,737,741        1,429,133         2,017,365        1,138,163
   Cost of securities sold          (726,533)         (708,846)       (2,416,409)      (1,058,588)       (1,615,917)       (985,297)
                                  ----------         ---------          --------       ----------        ----------       ----------
Net realized gain (loss) on
   security transactions             187,774           146,254           321,332          399,134           401,448          152,866
  Net change in unrealized
   appreciation or depreciation
   on investments                  2,204,868         1,662,956         1,332,754        7,082,165         6,026,093        4,764,093
                                  ----------         ---------          --------       ----------        ----------       ----------
Net gain (loss) on investments     2,392,642          ,809,210         1,654,086        7,481,299         6,427,541        4,916,959
                                  ----------         ---------          --------       ----------        ----------       ----------
Net increase (decrease) in net
  assets resulting from
  operations                      $2,351,711        $2,293,387        $1,936,148       $7,441,521        $7,894,369       $7,446,539
                                  ==========         =========          ========       ==========        ==========       ==========


                                                  BALANCED SUBACCOUNT                                   BOND SUBACCOUNT

Investment income (loss):              1997              1996             1995              1997             1996             1995
                                       ----              ----             ----              ----             ----             ----

  Dividend income                   $499,859        $2,949,493        $3,308,296          $35,139          $137,535        $218,461
  Adverse mortality and expense
    charges (note 3)                (241,523)         (445,353)         (375,225)         (10,961)          (23,607)        (33,879)
                                  ----------        ----------         ---------         --------         ---------        --------
Net investment income (loss)         258,336         2,504,140         2,933,071           24,178           113,928          184,582
                                  ----------        ----------         ---------         --------         ---------         --------
Realized and unrealized gain
   (loss) on investments:
  Realized gain (loss) on
   security transactions:
   Capital gain distributions         18,410               --                 --               --                --              --
   Proceeds from sale of
      securities                   2,517,796         3,759,491         2,989,211          138,109         1,799,790         885,596
   Cost of securities sold        (2,174,617)       (3,351,391)       (2,732,488)        (136,824)       (1,748,647)       (865,874)
                                  ----------        ----------         ---------         --------         ---------        --------
Net realized gain (loss) on
  security transactions              361,589           408,100           256,723            1,285            51,143          19,722
  Net change in unrealized
  appreciation or depreciation
  on investments                   3,357,410         1,724,491         4,759,298           28,226          (127,295)        326,701
                                  ----------        ----------         ---------         --------         ---------        --------
Net gain (loss) on investments     3,718,999         2,132,591         5,016,021           29,511           (76,152)        346,423
                                  ----------        ----------         ---------         --------         ---------        --------
Net increase (decrease) in net
  assets resulting from
  operations                      $3,977,335        $4,636,731        $7,949,092          $53,689           $37,776        $531,005
                                  ==========        ==========         =========         ========         =========        ========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                             Statement of Operations
 Six Months Ended June 30, 1997 and the Years Ended December 31, 1996 and 1995
                                   (Unaudited)

                                                MONEY MARKET SUBACCOUNT                            TREASURY 2000 SUBACCOUNT

Investment income (loss):              1997              1996             1995              1997             1996             1995
                                       ----              ----             ----              ----             ----             ----
Dividend income                      $39,869           $86,370          $116,648       $       --          $107,339        $105,588
 Adverse mortality and expense
  charges (note 3)                    (7,390)          (16,510)          (20,105)          (7,092)          (13,847)        (12,710)
                                    --------          --------          --------         --------         ---------        --------
Net investment income (loss)          32,479            69,860            96,543           (7,092)           93,492          92,878
                                    --------          --------          --------         --------         ---------        --------
Realized and unrealized gain(loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                --                --                --               --                --              --
Proceeds from sale of securities   3,357,747         4,407,707         2,670,224               --                --              --
Cost of securities sold           (3,357,747)       (4,407,707)       (2,670,224)              --                --              --
                                    --------          --------          --------         --------         ---------        --------
Net realized gain (loss) on
  security transactions                   --                --                --               --                --              --
Net change in unrealized
  appreciation or
  depreciation on investments             --                --                --          (74,157)          (74,946)        161,453
                                    --------          --------          --------         --------         ---------        --------
Net gain (loss) on investments            --                --                --          (74,157)          (74,946)        161,453
                                    --------          --------          --------         --------         ---------        --------
Net increase (decrease) in net
assets resulting from operations     $32,479           $69,860           $96,543         $(81,249)          $18,546        $254,331
                                    ========          ========          ========         ========         =========        ========

                                            INTERNATIONAL STOCK SUBACCOUNT                       WORLD GOVERNMENTS SUBACCOUNT

Investment income (loss):              1997              1996             1995              1997             1996             1995
                                       ----              ----             ----              ----             ----             ----

  Dividend income                 $       --           $39,586        $       --           $7,143        $       --         $19,972
  Adverse mortality and expense
charges (note 3)                     (13,797)          (14,665)           (1,492)          (1,313)           (2,326)         (1,176)
                                    --------           -------           -------          -------            ------         -------
Net investment income (loss)         (13,797)           24,921            (1,492)           5,830            (2,326)         18,796
                                    --------           -------           -------          -------            ------         -------
Realized and unrealized gain(loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                --                --                --               --                --              --
Proceeds from sale of securities      68,850           121,135            17,033           27,789            52,028          19,161
Cost of securities sold              (62,177)         (113,341)          (17,004)         (28,337)          (53,136)        (18,440)
                                    --------           -------           -------          -------            ------         -------
Net realized gain (loss) on
security transactions                  6,673             7,794                29             (548)           (1,108)            721
Net change in unrealized
appreciation or
depreciation on investments          372,023           173,915            22,078          (11,176)           12,525          (7,679)
                                    --------           -------           -------          -------            ------         -------
Net gain (loss) on investments       378,696           181,709            22,107          (11,724)           11,417          (6,958)
                                    --------           -------           -------          -------            ------         -------
Net increase (decrease) in net
assets resulting from operations    $364,899          $206,630           $20,615          $(5,894)           $9,091         $11,838
                                    ========           =======           =======          =======            ======         =======

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                             Statement of Operations
 Six Months Ended June 30, 1997 and the Years Ended December 31, 1996 and 1995
                                   (Unaudited)

                                              EMERGING GROWTH SUBACCOUNT

Investment income (loss):              1997              1996*
                                       ----              -----

Dividend income                   $       --            $9,859
 Adverse mortality and expense
 charges (note 3)                     (7,158)           (4,378)
                                     -------           -------
Net investment income (loss)          (7,158)            5,481
                                     -------           -------
Realized and unrealized gain(loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                --                --
Proceeds from sale of securities     135,572           213,154
Cost of securities sold             (135,767)         (201,866)
                                     -------           -------
Net realized gain (loss) on
  security transactions                 (195)           11,288
Net change in unrealized
appreciation or depreciation
on investments                       179,850             2,792
                                     -------           -------
Net gain (loss) on investments       179,655            14,080
                                     -------           -------
Net increase (decrease) in net
assets resulting from operations    $172,497           $19,561
                                     =======           =======

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1996 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
 Six Months Ended June 30, 1997 and the Years Ended December 31, 1996 and 1995
                                  (Unaudited)

                                         CAPITAL APPRECIATION STOCK SUBACCOUNT                GROWTH AND INCOME STOCK SUBACCOUNT

Operations:                            1997              1996             1995              1997             1996             1995
                                       ----              ----             ----              ----             ----             ----

  Net investment income (loss)      $(40,931)         $484,177          $282,062         $(39,778)       $1,466,828      $2,529,580
  Net realized gain (loss) on
   security transactions             187,774           146,254           321,332          399,134           401,448         152,866
  Net change in unrealized
   appreciation or
   depreciation on investments     2,204,868         1,662,956         1,332,754        7,452,710         6,026,093       4,764,093
                                  ----------        ----------         ---------      -----------       -----------     -----------
   Change in net assets from
    operations                     2,351,711         2,293,387         1,936,148        7,441,521         7,894,369       7,446,539
                                  ----------        ----------         ---------      -----------       -----------     -----------
Capital unit transactions
   (note 5):
Proceeds from sale of units        4,525,440         7,622,148         5,340,463        8,284,024        13,835,588      10,831,868
 Cost of units repurchased        (2,319,500)       (3,351,383)       (4,440,885)      (5,210,387)       (8,554,478)     (6,090,704)
                                  ----------        ----------         ---------      -----------       -----------     -----------
   Change in net assets from
    capital unit transactions      2,205,940         4,270,765           899,578        3,073,637         5,281,110       4,741,164
                                  ----------        ----------         ---------      -----------       -----------     -----------
Increase (decrease) in net
  assets                           4,557,651         6,564,152         2,835,726       10,515,158        13,175,479      12,187,703
Net assets:
  Beginning of period             15,549,917         8,985,765         6,150,039       47,753,332        34,577,853      22,390,150
                                  ----------        ----------         ---------      -----------       -----------     -----------
  End of period                  $20,107,568       $15,549,917        $8,985,765      $58,268,490       $47,753,332     $34,577,853
                                  ==========        ==========         =========      ===========       ===========     ===========

                                                  BALANCED SUBACCOUNT                                   BOND SUBACCOUNT

Operations:                            1997              1996             1995              1997             1996             1995
                                       ----              ----             ----              ----             ----             ----

  Net investment income (loss)      $258,336        $2,504,140        $2,933,071          $24,178          $113,928        $184,582
  Net realized gain (loss) on
   security transactions             361,589           408,100           256,723            1,285            51,143          19,722
  Net change in unrealized
    appreciation or
    depreciation on investments    3,357,410         1,724,491         4,759,298           29,511          (127,295)        326,701
                                 -----------       -----------       -----------       ----------        ----------      ----------
   Change in net assets from
    operations                     3,977,335         4,636,731         7,949,092           53,689            37,776         531,005
                                 -----------       -----------       -----------       ----------        ----------      ----------

Capital unit transactions
  (note 5):
  Proceeds from sale of units      5,110,976        11,796,373        11,658,626          329,205           700,575       1,036,840
  Cost of units repurchased       (5,450,444)      (10,399,963)       (9,247,633)        (304,929)       (2,103,924)     (1,180,288)
                                 -----------       -----------       -----------       ----------        ----------      ----------
   Change in net assets from
     capital unit transactions      (339,468)        1,396,410         2,410,993           24,275        (1,403,349)       (143,446)
                                 -----------       -----------       -----------       ----------        ----------      ----------
Increase (decrease) in net
   assets                          3,637,867         6,033,141        10,360,085           77,964        (1,365,573)        387,559
Net assets:
  Beginning of period             52,350,716        46,317,575        35,957,490        2,417,523         3,783,096       3,395,537
                                 -----------       -----------       -----------       ----------        ----------      ----------
  End of period                  $55,988,583       $52,350,716       $46,317,575       $2,495,487        $2,417,523      $3,783,096
                                 ===========       ===========       ===========       ==========        ==========      ==========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
 Six Months Ended June 30, 1997 and the Years Ended December 31, 1996 and 1995
                                   (Unaudited)

                                                MONEY MARKET SUBACCOUNT                            TREASURY 2000 SUBACCOUNT

Operations:                            1997              1996             1995              1997             1996              1995
                                       ----              ----             ----              ----             ----              ----
  Net investment income (loss)       $32,479           $69,860           $96,543          $(7,092)          $93,492          $92,878
  Net realized gain (loss) on
   security transactions                  --                --                --               --                --               --
  Net change in unrealized
   appreciation or depreciation
   on investments                         --                --                --          (74,157)          (74,946)         161,453
                                   ---------         ---------         ---------        ---------        ----------       ----------
   Change in net assets from
    operations                        32,479            69,860            96,543          (81,249)           18,546          254,331
                                   ---------         ---------         ---------        ---------        ----------       ----------
Capital unit transactions
    (note 5):
  Proceeds from sale of units      3,293,143         4,325,194         2,156,885          223,592           794,517          550,180
  Cost of units repurchased       (3,899,368)       (4,801,186)       (3,049,819)        (223,592)         (773,892)       (531,450)
                                   ---------         ---------         ---------        ---------        ----------       ----------
   Change in net assets from
    capital unit transactions       (606,225)         (475,992)         (892,934)              --            20,625           18,730
                                   ---------         ---------         ---------        ---------        ----------       ----------
Increase (decrease) in net
   assets                           (573,746)         (406,132)         (796,391)         (81,249)           39,171          273,061
Net assets:
  Beginning of period              1,727,576         2,133,708         2,930,099        1,583,411         1,544,240        1,271,179
                                   ---------         ---------         ---------        ---------        ----------       ----------
  End of period                   $1,153,830        $1,727,576        $2,133,708       $1,502,162        $1,583,411       $1,544,240
                                   =========         =========         =========        =========        ==========       ==========


                                            INTERNATIONAL STOCK SUBACCOUNT                       WORLD GOVERNMENTS SUBACCOUNT

Operations:                            1997              1996             1995              1997             1996              1995
                                       ----              ----             ----              ----             ----              ----
  Net investment income (loss)      $(13,797)          $24,921           $(1,492)          $5,830           $(2,326)         $18,796
  Net realized gain (loss) on
   security transactions               6,673             7,794                29             (548)           (1,108)             721
  Net change in unrealized
   appreciation or depreciation
   on investments                    378,696           173,915            22,078          (11,724)           12,525          (7,679)
                                    --------          --------          --------         --------           -------          -------
   Change in net assets from
    operations                       364,899           206,630            20,615           (5,894)            9,091           11,838
                                    --------          --------          --------         --------           -------          -------
Capital unit transactions
  (note 5):
  Proceeds from sale of units      1,156,515         2,207,995           825,895           68,194           144,986          244,058
  Cost of units repurchased         (340,000)         (559,568)          (94,304)         (44,799)          (84,667)        (36,981)
                                    --------          --------          --------         --------           -------          -------
   Change in net assets from
    capital unit transactions        816,515         1,648,427           731,591           23,297            60,319          207,077
                                    --------          --------          --------         --------           -------          -------
Increase (decrease) in net
  assets                           1,181,414         1,855,057           752,206           17,503            69,410          218,915
Net assets:
  Beginning of period              2,607,263           752,206                --          288,325           218,915               --
                                    --------          --------          --------         --------           -------          -------
  End of period                   $3,788,677        $2,607,263          $752,206         $305,828          $288,325         $218,915
                                    ========          ========          ========         ========           =======          =======

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
 Six Months Ended June 30, 1997 and the Years Ended December 31, 1996 and 1995
                                  (Unaudited)

                                              EMERGING GROWTH SUBACCOUNT

Operations:                                  1997              1996*
                                             ----              -----

  Net investment income (loss)             $(7,158)           $5,481
  Net realized gain (loss) on
   security transactions                      (195)           11,288
  Net change in unrealized appreciation
   or depreciation on investments          179,655             2,792
                                         ---------         ---------
   Change in net assets from
    operations                             172,497            19,561
                                         ---------         ---------
Capital unit transactions (note 5):
  Proceeds from sale of units            1,127,182         1,517,927
  Cost of units repurchased               (327,277)         (346,909)
                                         ---------         ---------
   Change in net assets from capita   l
    unit transactions                      799,905         1,171,018
                                         ---------         ---------
Increase (decrease) in net assets          972,402         1,190,579
Net assets:
  Beginning of period                    1,190,579                --
                                         ---------         ---------
  End of period                         $2,162,981        $1,190,579
                                         =========         =========

See accompanying notes to financial statements.
*The data is for the period beginning May 1, 1996 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission. The Account was established as a separate investment account within CUNA Mutual Life Insurance Company, formerly known as Century Life of America, to receive and invest net premiums paid under flexible premium variable life insurance policies.

     Although the assets of the Account are the property of CUNA Mutual Life Insurance Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which CUNA Mutual Life Insurance Company may conduct.

     The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in CUNA Mutual Life Insurance Company's general account to cover death benefits in excess of the accumulated value.


(2)  Significant Accounting Policies

     Investments

     The Account currently is divided into nine subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund, T. Rowe Price International Fund, Inc., MFSAE Variable Insurance Trusto, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., and MFSAE Variable Insurance Trusto. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has six funds available as investment options under the policies while T. Rowe Price International Fund, Inc., has one and MFSAE Variable Insurance Trusto has two funds available as an investment option. MFSAE Variable Insurance Trusto also has other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

     CIMCO Inc. (CIMCO) serves as the investment advisor to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. CUNA Mutual Life Insurance Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Advisor to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

     Massachusetts Financial Services Company (MFS) serves as the Investment Advisor to the MFS World Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFSAE Variable Insurance Trusto. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis.
     Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     The operations of the Account form a part of the operations of CUNA Mutual Life Insurance Company and are not taxed separately. CUNA Mutual Life Insurance Company does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the Account.
     Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by CUNA Mutual Life Insurance Company in the future, a charge to the Account may be assessed.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Organization Costs

     CUNA Mutual Life Insurance Company absorbed all organization expenses of the Account.

     Policy Charges

     In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by CUNA Mutual Life Insurance Company by redeeming an appropriate number of units for each policy.

     Administrative Fee: CUNA Mutual Life Insurance Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, CUNA Mutual Life Insurance Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

     Deferred Contingent Sales and Administrative Charges: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with CUNA Mutual Life Insurance Company crediting additional amounts at its discretion.

     Policy Fee: CUNA Mutual Life Insurance Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

     Cost of Insurance and Additional Benefits Provided: CUNA Mutual Life Insurance Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

     Variable Account Charges

     Mortality and Expense Risk Charge: CUNA Mutual Life Insurance Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of .90 percent of the average daily net asset value of the Account. These charges will be deducted by CUNA Mutual Life Insurance Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)  Investment Transactions
     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the six months ended June 30, 1997, was as follows:

  Growth and Income Stock Fund......................  $4,607,259
  Capital Appreciation Stock Fund...................   3,118,813
  Balanced Fund.....................................   2,570,705
  Bond Fund.........................................     191,802
  Money Market Fund.................................   2,787,962
  Treasury 2000 Fund................................          --
  International Stock Portfolio.....................     878,827
  World Governments Series..........................      57,657
  Emerging Growth...................................     932,116
                                                      ----------
                                                     $15,145,141
                                                      ==========


(5)  Unit Activity from Contract Transactions

     Transactions in units of each subaccount of the Account for the years ended December 31, 1996, 1995, and 1994 and for the six-month period ended June 30, 1997 were as follows:

                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
                                       Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
     Units outstanding at
       December 31, 1994                 588,501            767,867           1,433,037             160,875             179,387
     Units sold                          437,510            320,880             420,975              45,571             129,950
     Units repurchased                  (362,742)          (180,926)           (331,119)            (51,065)           (184,225)
                                        --------           --------           ---------             -------            --------
     Units outstanding at
       December 31, 1995                 663,269            907,821           1,522,893             155,381             125,112
     Units sold                          516,098            337,323             375,764              29,061             249,298
     Units repurchased                  (225,833)          (208,539)           (331,106)            (87,030)           (276,956)
                                        --------           --------           ---------             -------            --------
     Units outstanding at
       December 31, 1996                 953,534          1,036,605           1,567,551              97,412              97,454
     Units sold                          261,001            168,162             148,116              13,184             184,105
     Units repurchased                  (135,136)          (106,539)           (158,323)            (12,212)           (217,745)
                                        --------           --------           ---------             -------            --------
     Units outstanding at
       June 30, 1997                  $1,079,399         $1,098,228          $1,557,344             $98,384             $63,814
                                        ========           ========           =========             =======            ========

                                        Treasury          International           World             Emerging
                                          2000                Stock            Governments           Growth
                                       Subaccount          Subaccount          Subaccount          Subaccount*
     Units outstanding at
       December 31, 1994                 191,747                 --                  --                  --
     Units sold                           74,132             80,023              22,558                  --
     Units repurchased                   (71,746)            (9,147)             (3,339)                 --
                                        --------           --------           ---------             -------
     Units outstanding at
       December 31, 1995                 194,133             70,876              19,219                  --
     Units sold                          102,713            194,181              12,790             151,261
     Units repurchased                  (100,176)           (48,968)             (7,455)            (33,490)
                                        --------           --------           ---------             -------
     Units outstanding at
       December 31, 1996                 196,670            216,089              24,554             117,771
     Units sold                           27,700             94,036               5,977             108,170
     Units repurchased                   (27,700)           (27,595)             (3,915)            (31,959)
                                        --------           --------           ---------             -------
     Units outstanding at
       June 30, 1997                    $196,670           $282,530             $26,616            $193,982
                                        ========           ========           =========             =======

*The data is for the period beginning May 1, 1996 (date of initial activity).

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                 CAPITAL APPRECIATION STOCK SUBACCOUNT                     GROWTH AND INCOME STOCK SUBACCOUNT
                           1997       1996       1995       1994                    1997       1996       1995       1994       1993
                           ----       ----       ----       ----                    ----       ----       ----       ----       ----
 Net asset value:
   Beginning of period   $16.31     $13.55     $10.45     $10.00                  $46.07     $38.09     $29.16     $29.01     $25.73
   End of period          18.63      16.31      13.55      10.45                   53.06      46.07      38.09      29.16      29.01
 Percentage increase
   in unit value
   during period*         14.2%      20.4%      29.7%       4.5%                   15.2%      21.0%      30.6%      0.5%       12.8%
 Number of units
   outstanding at
   end of period       1,079,399   953,534    663,269    588,501                1,098,228  1,036,605   907,821    767,867    612,819




                                      BALANCED SUBACCOUNT                                        BOND SUBACCOUNT
                          1997       1996       1995       1994       1993         1997       1996       1995       1994       1993
                          ----       ----       ----       ----       ----         ----       ----       ----       ----       ----
 Net  asset value:
 Beginning of period    $33.40     $30.41     $25.09     $25.44     $23.23       $24.82     $24.35     $21.11     $21.96     $20.35
   End of period         35.95      33.40      30.41      25.09      25.44        25.36      24.82      24.35      21.11      21.96
 Percentage increase
   in unit value
   during period*         7.6%       9.8%       21.2%      -1.4%      9.5%         2.2%       1.9%       15.4%      -3.9%      7.9%
 Number of units
   outstanding at
   end of period       1,557,344  1,567,551   1,522,893  1,433,037  1,310,167    98,384     97,411    155,381    160,875    164,733


                                    MONEY MARKET SUBACCOUNT                                 TREASURY 2000 SUBACCOUNT
                         1997       1996       1995       1994       1993         1997       1996       1995       1994       1993
                         ----       ----       ----       ----       ----         ----       ----       ----       ----       ----
 Net asset value:

   Beginning of period  $17.73     $17.05     $16.33     $15.91     $15.67        $8.05      $7.95      $6.63      $7.20      $6.29

   End of period         18.08      17.73      17.05      16.33      15.91         8.20       8.05       7.95       6.63       7.20

 Percentage increase
   in unit value
   during period*         2.0%       4.0%       4.4%       2.6%       1.5%         1.9%       1.3%       19.9%      -7.9%      14.5%

 Number of units
   outstanding at
   end of period        63,814     125,112    179,387    149,181    201,170      196,670    194,133    191,747    189,107    186,690

                                INTERNATIONAL STOCK SUBACCOUNT                            WORLD GOVERNMENTS SUBACCOUNT
                         1997       1996       1995                               1997       1996       1995
                         ----       ----       ----                               ----       ----       ----
 Net asset value:
   Beginning of period  $12.07     $10.61     $10.00                             $11.74     $11.39     $10.00

   End of period         13.41      12.07      10.61                              11.49      11.74      11.39

 Percentage increase
   in unit value
   during period*         11.1%      13.7%      6.1%                               -2.1%      3.1%     13.9%

 Number of units
   outstanding at
   end of period         282,530    216,089    70,876                             26,616     24,554     19,219

                                 EMERGING GROWTH SUBACCOUNT**
                          1997       1996
                          ----       ----
 Net asset value:
   Beginning of period   $10.11     $10.00

   End of period          11.15      10.11

 Percentage increase
   in unit value
   during period*         10.3%      1.1%

 Number of units
   outstanding at
   end of period         193,982    117,771

 For the Money Market Subaccount, the "seven-day average yield" for the seven days ended June 30, 1997, was 4.2% and the "effective yield" for that period was 4.3%.

     *The amount of premium invested in CUNA Mutual Life Variable Account is the amount remaining after the policy charges described in footnote 3 have been deducted. The policy charges have not been taken into account in this calculation. Inclusion of the policy charges would reduce the percentage increase in unit value during the period.

     **The data is for the period beginning May 1, 1996 (date of initial activity).